OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Liabilities Explanatory

		Group
	2025	2024
	£m	£m
Lease liabilities	75	91
Other	2,169	1,791
	2,244	1,882